Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated February 21, 2019 to the

Ivy Funds Prospectus

dated January 31, 2019

Effective immediately, the Prospectus is amended to reflect the following changes to Ivy IG International Small Cap Fund:

•	The name of Ivy IG International Small Cap Fund is changed to Ivy International Small Cap Fund.

•
The names of the Fund’s investment subadvisers are changed as follows: I.G. International Management Ltd. (IG Ireland) is now Mackenzie Investments Europe Limited (Mackenzie Europe) and I.G. Investment Management (Hong Kong) Limited (IG Hong Kong) is now Mackenzie Investments Asia Limited (Mackenzie Asia, and collectively with Mackenzie Europe, Mackenzie).

Ivy International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Ivy Funds

Supplement dated February 21, 2019 to the

Ivy Funds Prospectus

dated January 31, 2019

Effective immediately, the Prospectus is amended to reflect the following changes to Ivy IG International Small Cap Fund:

•	The name of Ivy IG International Small Cap Fund is changed to Ivy International Small Cap Fund.

•
The names of the Fund’s investment subadvisers are changed as follows: I.G. International Management Ltd. (IG Ireland) is now Mackenzie Investments Europe Limited (Mackenzie Europe) and I.G. Investment Management (Hong Kong) Limited (IG Hong Kong) is now Mackenzie Investments Asia Limited (Mackenzie Asia, and collectively with Mackenzie Europe, Mackenzie).